Profit before income tax expense (Narrative) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about disposal of subsidiaries [line items]
Related non-controlling interests derecognized	¥ 866,859
Non-controlling interests [member]
Disclosure of detailed information about disposal of subsidiaries [line items]
Related non-controlling interests derecognized	¥ 866,859
Taishan Power Limited Company [member]
Disclosure of detailed information about disposal of subsidiaries [line items]
Proportion of interest retained after disposal of subsidiaries	0.00%
Consideration received by the Company	¥ 781,000
Taishan Power Limited Company [member] | Non-controlling interests [member]
Disclosure of detailed information about disposal of subsidiaries [line items]
Related non-controlling interests derecognized	¥ 681,000
Huaneng (Fujian) Harbour Limited Company [member]
Disclosure of detailed information about disposal of subsidiaries [line items]
Proportion of interest retained after disposal of subsidiaries	0.00%
Consideration received by the Company	¥ 222,000
Huaneng (Fujian) Harbour Limited Company [member] | Non-controlling interests [member]
Disclosure of detailed information about disposal of subsidiaries [line items]
Related non-controlling interests derecognized	¥ 186,000